Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payments
Schedule of share-based payment arrangement expense

In € thousand	2023	2022	2021
Equity-settled
General population and executives – Employee Stock Option Program (ESOP)	1,298	7,942	29,286
General population – Restricted stock units (RSU)	5,156	4,977	77
General population and executives – Retention and Recognition (RNR)	925	—	—
Executives – Employee Stock Option Program (ESOP) special vesting	598	1,101	2,135
Executives – Restricted stock units (RSU)	4,273	3,259	1,178
Executives – Performance-based stock awards	2,368	(375)	2,296
Executives – Time-based stock options (TSO)	932	2,200	3,505
Share-based payment – Vendors	5,632	9,726	—
Executives – Equity-based annual bonus	1,357	—	—
Cash-settled
Executives - Success fees	—	(4,569)	9,872
Total expense	22,539	24,261	48,349

General population and executives - Employee Stock Option Program (ESOP)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from equity-settled share-based payment awards	1,298	7,942	29,286

Schedule of movements

Equity-settled options:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	8,049,568	€0.00	19,573,307	€0.00
Granted during the year	—	—	5,714	€0.00
Forfeited during the year	(657,381)	€0.00	(1,188,512)	€0.00
Exercised during the year	(2,577,144)	€0.00	(10,318,085)	€0.00
Transferred to cash-settled	—	—	(22,856)	€0.00
Outstanding at December 31	4,815,043	€0.00	8,049,568	€0.00

Cash-settled options:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	5,714	€0.00	—	—
Forfeited during the year	(5,714)	€0.00	—	—
Exercised during the year	—	—	(17,142)	€0.00
Transferred from equity-settled	—	—	22,856	€0.00
Outstanding at December 31	—	—	5,714	€0.00

General population - Restricted Stock units (RSU)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from equity-settled RSU	5,156	4,977	77

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	4,275,098	€0.12	162,800	€0.12
Assigned during the year	6,826,462	€0.01	4,886,077	€0.12
Exercised during the year	(2,473,089)	€0.05	(638,470)	€0.12
Forfeited during the year	(888,909)	€0.04	(135,309)	€0.12
Outstanding at December 31	7,739,562	€0.01	4,275,098	€0.12

General population and executives - Retention and Recognition (RNR)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from equity-settled RNR	925	—	—

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	RNR	WAEP	RNR	WAEP
Outstanding at January 1	—	—	—	—
Assigned during the year	2,432,424	€0.01	—	—
Exercised during the year	(405,401)	€0.01	—	—
Forfeited during the year	(1,216,207)	€0.01	—	—
Outstanding at December 31	810,816	€0.01	—	—

Executives - Employee Stock Option Program (ESOP) special vesting
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from equity-settled share-based payment awards	598	1,101	2,135

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	728,020	€6.94	1,888,477	€7.90
Granted during the year	—	—	—	—
Forfeited during the year	(302,327)	€8.50	(1,160,457)	€8.50
Outstanding at December 31	425,693	€5.85	728,020	€6.94

Executives - Restricted Stock units (RSU)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from equity-settled RSU	4,273	3,259	1,178

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	RSU	WAEP	RSU	WAEP
Outstanding at January 1	2,324,725	€0.12	1,050,913	€0.12
Granted during the year	4,931,937	€0.01	1,699,411	€0.12
Forfeited during the year	(438,570)	€0.03	(134,400)	€0.12
Exercised during the year	(1,178,419)	€0.03	(291,199)	€0.12
Outstanding at December 31	5,639,673	€0.01	2,324,725	€0.12

Executives - Performance-based stock awards
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense / (income) arising from performance-based stock awards	2,368	(375)	2,296

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,596,721	€7.94	7,036,501	€8.15
Granted during the year	657,608	€0.01	1,272,059	€9.45
Forfeited during the year	—	—	(4,711,839)	€8.66
Outstanding at December 31	4,254,329	€6.71	3,596,721	€7.94

Executives - Time-based stock options (TSO)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
Expense arising from time-based stock options	932	2,200	3,505

Schedule of movements

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,107,488	€4.07	2,951,000	€7.25
Granted during the year	—	—	2,199,488	€2.76
Forfeited during the year	—	—	(2,043,000)	€7.25
Outstanding at December 31	3,107,488	€4.07	3,107,488	€4.07

Executives - Success fees (cash-settled)
Share-based Payments
Schedule of expense from share-based payment arrangement

In € thousand	2023	2022	2021
(Income) / expense for success fees	—	(4,569)	9,872
Total (Income) / expense	—	(4,569)	9,872